Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

(8)Income Taxes

Certain entities and activities attributed to the Braves Group were included in the federal combined income tax returns of Liberty Media during the periods presented. The tax provision included in these combined financial statements has been prepared on a stand-alone basis, as if Atlanta Braves Holdings was not part of the consolidated Liberty Media tax group. To the extent tax benefits attributed to the Braves Group are utilized by Liberty Media’s other tracking stock groups, tax sharing payments are credited by Liberty Media to the Braves Group in accordance with Liberty Media’s tax sharing policies. As of December 31, 2022, Atlanta Braves Holdings had a tax sharing receivable of $13.5 million included in other current assets in the combined balance sheet, which represents the amount of tax benefits attributed to the Braves Group that have not been utilized by Liberty Media. A portion of these tax benefits are expected to be utilized by the Braves Group or Liberty Media’s other tracking stock groups prior to the Split-Off. Any remaining balance of the tax sharing receivable at the Split-Off date is expected to be settled through the allocation of unused tax loss carryforwards from Liberty Media to Atlanta Braves Holdings.

Income tax benefit (expense) consists of:

	Years ended December 31,
	2022	2021

	amounts in thousands
Current:
Federal	$(12,976)	(239)
State	—	—
Foreign	(92)	(170)
	(13,068)	(409)

Deferred:
Federal	10,446	(4,787)
State	(33)	(4,496)
Foreign	—	—
	10,413	(9,283)
Income tax benefit (expense)	$(2,655)	(9,692)

Income tax benefit (expense) differs from the amounts computed by applying the U.S. federal statutory rate of 21% as a result of the following:

	Year ended December 31
	2022	2021

	amounts in thousands
Computed expected tax benefit (expense)	$6,619	696
State tax benefit (expense), net of federal benefit (expense)	(26)	(3,551)
Intergroup interest	(7,382)	(6,461)
Nondeductible goodwill reduction from sale of Professional Development League Clubs	(849)	—
Nondeductible premiums, net of proceeds, from player disability insurance policies	(184)	(207)
Deductible stock-based compensation	147	526
Nondeductible meals and entertainment	(320)	(295)
Other	(660)	(400)
Income tax benefit (expense)	$(2,655)	(9,692)

During the year ended December 31, 2022, the Company recognized additional tax expense related to intergroup interest losses that are not deductible for tax purposes and the reduction of goodwill as a result of the sale of the Professional Development League Clubs that is not deductible for tax purposes.

During the year ended December 31, 2021, the Company recognized additional tax expense related to intergroup interest losses that are not deductible for tax purposes and the effect of state income taxes.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2022	2021

	amounts in thousands
Deferred tax assets:
Finance lease obligation	$29,000	30,097
Tax loss and credit carryforwards	18,185	19,010
Accrued compensation	2,152	11,242
Stock compensation	1,615	1,749
Deferred compensation	255	314
Other	6,694	8,041
Deferred tax assets	57,901	70,453
Valuation allowance	—	—
Net deferred tax assets	57,901	70,453
Deferred tax liabilities:
Property and equipment, net	53,252	60,468
Intangible assets	35,467	41,457
Investments	8,531	15,098
Contract assets	11,864	11,570
Other	2,886	1,048
Total deferred tax liabilities	112,000	129,641
Net deferred tax liabilities	$(54,099)	(59,188)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods) in making this assessment. The Company believes that it is more likely than not that the Company will realize the benefits of these deductible differences based upon the Company’s ability to carry forward net operating losses generated by the reversal of the deferred tax assets to the years in which the deferred tax liabilities will reverse and the generation of future taxable income exclusive of reversing temporary differences and carryforwards.

At December 31, 2022, the Company had a deferred tax asset of $18.2 million for state net operating losses (“NOLs”) and interest expense carryforwards. The Company has $11.3 million of state NOLs and $1.3 million of interest expense that may be carried forward indefinitely and $5.6 million of state NOLs that will expire on various dates through 2037. These carryforwards are expected to be utilized in future periods.

As of December 31, 2022 and 2021, no unrecognized tax benefits existed. As of December 31, 2022, Liberty Media’s tax years prior to 2019 are closed for federal income tax purposes, and the Internal Revenue Service (the “IRS”) has completed its examination of Liberty Media’s 2019 and 2020 tax years. Liberty Media’s 2021 tax year is not under IRS examination and its 2022 tax year is currently under examination by the IRS. Various states are currently examining Liberty Media’s prior years’ state income tax returns. The Company does not expect the ultimate disposition of these audits to have a material adverse effect on the Company’s financial position or results of operations.